PREPAID LAND LEASE PAYMENTS	12 Months Ended
Dec. 31, 2014
PREPAID LAND LEASE PAYMENTS [Abstract]
PREPAID LAND LEASE PAYMENTS

Note 7—PREPAID LAND LEASE PAYMENTS

	As of December 31,
	2013	2014
	RMB	RMB	US$
Prepaid land lease payments	44,656	44,656	7,197
Less: accumulated amortization	(1,340)	(2,233)	(360)
Net carrying value	43,316	42,423	6,837

Amortization expenses for prepaid land lease payments for the years ended December 2012, 2013 and 2014 were RMB447, RMB893 and RMB893 (US$144), respectively. The Company expects to recognize RMB893 (US$144) in amortization expenses for each of the next five years.